Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Nov. 14, 2017
Registrant Name	Eaton Vance NextShares Trust II
Central Index Key	0001614522
Amendment Flag	false
Document Creation Date	Jul. 16, 2018
Document Effective Date	Jul. 16, 2018
Prospectus Date	Nov. 14, 2017
Eaton Vance Oaktree Diversified Credit NextShares | Eaton Vance Oaktree Diversified Credit NextShares
Risk/Return:
Trading Symbol	OKDCC